Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 30, 2012
Registrant Name	Nuveen Investment Trust V
Central Index Key	0001380786
Amendment Flag	false
Document Creation Date	Jul. 30, 2012
Document Effective Date	Jul. 30, 2012
Prospectus Date	Jul. 30, 2012